CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
Net income/(loss)	$ 6,614,460	$ 2,155,987	$ (11,680,155)
Other comprehensive (loss)/income, net of tax:
Foreign currency translation adjustment	(521,464)	1,208,482	226,014
Other comprehensive (loss)/income	(521,464)	1,208,482	226,014
Comprehensive income/(loss)	6,092,996	3,364,469	(11,454,141)
Less: Comprehensive income/(loss) attributed to non-controlling interests	284,344	1,292,169	(4,257,484)
Comprehensive (loss)/income attributed to ReneSola Ltd	$ 5,808,652	$ 2,072,300	$ (7,196,657)